BRIDGEGATE FUNDING PLC ABS-15G

Exhibit 99.1

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors of

Bridgegate Funding plc

1 Bartholomew Lane

London

EC2N 2AX (the “Issuer”)

The Board of Directors of

The Mortgage Business Public Limited Company

Trinity Road

Halifax

HX1 2RG

(the “Seller”)

Lloyds Bank Corporate Markets plc

10 Gresham Street

London

EC2V 7AE

(“Lloyds”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square, Canary Wharf

London

E14 5LB

(“Citi” and together with Lloyds, the “Joint Arrangers”)

and the other Managers (as defined in the Engagement Letter)

13 December 2022

Dear Sirs/Madams,

PROPOSED ISSUE BY BRIDGEGATE FUNDING PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Joint Arrangers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Joint Arrangers, and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2022 Deloitte LLP. All rights reserved.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed upon Procedures”).

The Seller provided the data file ‘Deloitte Roll Numbers.xlsx’ (the “First Pool Run”) containing the 23,172 account numbers in the Loan Pool.

A random sample of 456 loans was selected from the First Pool Run using the sampling approach detailed below (the “Sample”).

The Seller then provided the data file ‘Project Typhon - Deloitte Sample Data 31052022.xlsx’ (the “Sample Pool”) containing information for each loan in the Sample as at 31 May 2022 (the “Cut-off Date”).

We have carried out the Agreed upon Procedures on the Sample Pool during the period 27 June to 1 July 2022.

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.18 under the pool Agreed upon Procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, offer, land registry print, valuation report, completion letter, certificate of title, mortgage deed, income confirmation, credit search, the borrowers system (the “WIN XCEL system”), the MSP loan origination system (the “Archive Retrieval System”) and UFSS, the primary system of record (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

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1.	Pool Agreed upon Procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

1.1	Borrower Name(s)

1.1.1	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.1.2	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the application form or the Archive Retrieval System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the application form or the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.1.3	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the offer, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.1.4	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the land registry print or mortgage deed, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.2	Property address

For new build properties, we were instructed by the Issuer to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors, as it can be expected that the property address can change as a mortgage progresses from application to completion.

1.2.1	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

 3

1.2.2	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the offer, except for 2 cases.

DT ref	Description of exception
DT158	Property address shown on the Sample Pool is the correspondence address, not the security address
DT196	Property address shown on the Sample Pool is the correspondence address, not the security address

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.3	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the valuation report or the Archive Retrieval System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the valuation report or the Archive Retrieval System, except for 2 cases.

DT ref	Description of exception
DT158	Property address shown on the Sample Pool is the correspondence address, not the security address
DT196	Property address shown on the Sample Pool is the correspondence address, not the security address

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.2.4	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the land registry print or mortgage deed, except for 3 cases.

DT ref	Description of exception
DT033	Sample Pool = 96; land registry = 94
DT158	Property address shown on the Sample Pool is the correspondence address, not the security address
DT196	Property address shown on the Sample Pool is the correspondence address, not the security address

As a result of the procedure performed there is a 99% confidence that not more than 3% of the First Pool Run contained errors.

1.3	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination agreed to within +7 days with that shown on the completion letter, certificate of title or the Archive Retrieval System. We found that the origination date agreed, to within +7 days, with that shown on the completion letter, certificate of title or the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

 4

1.4	Property tenure

For each loan shown in the Sample Pool, we confirmed whether the property tenure agreed to that shown on the valuation report, the land registry print or the Archive Retrieval System. We found that the property tenure agreed to that shown on the valuation report, land registry print or the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.5	Amount advanced

For each loan shown in the Sample Pool, we confirmed whether the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System. We found that the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6	Original Term

For each loan shown in the Sample Pool, we confirmed whether the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System. We found that the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7	Valuation Amount

For each loan shown in the Sample Pool, we confirmed whether the valuation amount agreed to that shown on the valuation report or the Archive Retrieval System. Where there had been an updated valuation carried out, we checked that the valuation amount shown on the Sample Pool agreed with that shown on the System. We found that the valuation amount agreed to that shown on the valuation report, the Archive Retrieval System or the System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8	Valuation Date

For each loan shown in the Sample Pool, we confirmed whether the valuation date agreed to that shown on the valuation report or the Archive Retrieval System, to within ± 1 month. Where there had been an updated valuation carried out, we checked that the valuation date shown on the Sample Pool agreed with that shown on the System. We found that the valuation date agreed to that shown on the valuation report or the Archive Retrieval System or the System to within ± 1 month, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9	Income Confirmation

For each loan shown in the Sample Pool, flagged as owner occupied, we confirmed whether there was evidence on the loan file that income confirmation had been obtained, where required. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans flagged as Buy To Let, we confirmed whether income confirmation had been obtained or a rental income was shown in the valuation report or tenancy agreement. We found that income confirmation had been obtained as detailed above, with no exception.

 5

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10	Document signatories

1.10.1	For each loan shown in the Sample Pool, we confirmed whether the application form or mortgage deed had been signed in the space designated for the borrower(s). We found that the application form or mortgage deed had been signed in the space designated for the borrower(s), except for 1 case.

DT ref	Description of exception
DT006	Application declaration and mortgage deed unavailable

As a result of the procedure performed there is a 99% confidence that not more than 2% of the First Pool Run contained errors.

1.10.2	For each loan shown in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System. We found that the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose agreed with that shown on the offer or Archive Retrieval System. Where loans had been subject to an internal remortgage, we confirmed whether the loan purpose agreed with that shown on the System. We found that the loan purpose agreed with that shown on the offer, Archive Retrieval System or System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with that shown on the offer or Archive Retrieval System. We found that the repayment type agreed with that shown on the offer or Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13	Interest Rate

For each loan in the Sample Pool, we confirmed whether the interest rate agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate agreed with that shown on the offer, System or Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14	Interest Rate Index

For each loan in the Sample Pool, we confirmed whether the interest rate index agreed with that shown on the offer or Archive Retrieval System. We found that the interest rate index agreed with that shown on the offer or Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

 6

1.15	Interest Rate Margin

For each loan in the Sample Pool, we confirmed whether the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.16	Credit search

For each loan shown in the Sample Pool, we confirmed whether a credit score was evident, or a credit search had been completed in the names of the borrower(s). We found that a credit score or credit search had been completed in the names of the borrower(s), with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance agreed to that shown on the System as at the Cut-off Date. We found that the current balance agreed to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, with no exception.

As a result of the procedure performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.	Agreed upon Procedures non-statistical factual findings

120 loans in the Sample Pool did not have CCJ and Bankruptcy information populated. For the remaining 336 loans in the Sample Pool we carried out the following agreed upon procedures. We have reported our findings on an error only basis.

2.1.1	For each loan shown in the Sample Pool, we confirmed whether the number of County Court Judgements (“CCJs”) agreed with that shown on the credit search or the Archive Retrieval System. We found that the number of CCJs agreed to that shown on the credit search or the Archive Retrieval System, with no exception.

2.1.2	For each loan shown in the Sample Pool that had CCJs, we confirmed whether the value of CCJs agreed with that shown on the credit search or the Archive Retrieval System. We found that the value of CCJs agreed to that shown on the credit search or the Archive Retrieval System, with no exception.

2.1.3	For each loan in the Sample Pool, we confirmed whether the bankruptcy status agreed to the credit search or the Archive Retrieval System. We found that the bankruptcy status agreed to the credit search or the Archive Retrieval System, with no exception.

 7

4.	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

 8

5.	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated 14 November 2022, this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Joint Arrangers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Joint Arrangers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Arrangers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

/s/Deloitte LLP

Deloitte LLP

Encl.

Appendix i	Engagement Letter
Appendix ii Appendix iii

 9

Appendix i

Deloitte LLP 2 New Street Square London EC4A 3BZ Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 1198 www.deloitte.co.uk

The Board of Directors of

Bridgegate Funding plc

1 Bartholomew Lane

London

EC2N 2AX

(the “Issuer”)

The Board of Directors of

The Mortgage Business Public Limited Company

Trinity Road

Halifax

HX1 2RG

(the “Seller”)

14 November 2022

Dear Sirs/Madams,

PROPOSED ISSUE BY BRIDGEGATE FUNDING PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

This letter (the “Engagement Letter”) confirms the engagement of Deloitte to perform certain agreed-upon procedures solely to assist the Issuer, the Seller, the Joint Arrangers, and the Managers and the other Managers (as defined below) (together, the “Parties”) with respect to certain information relating to the underlying assets included in a preliminary prospectus (the “Preliminary Prospectus”), a final prospectus (the “Final Prospectus”) and a pricing supplement (the “Pricing Supplement” and together with the Preliminary Prospectus and the Final Prospectus, the “Offering Documents”), the dates of which are yet to be ascertained, related to the issuance of mortgage-backed securities by the Issuer prepared to comply with Rule 144A promulgated under the United States Securities Act of 1933, as amended (the “Securities Act”), (such agreed upon procedures referred to herein as the “OC Agreed Upon Procedures”). In addition, this Engagement Letter also confirms the engagement of Deloitte to perform certain agreed upon procedures in connection with certain loans contemplated for the Issue by the Issuer and to report to the Parties the results of the procedures (the “Asset Agreed Upon Procedures”, and together with the OC Agreed Upon Procedures, the “Agreed Upon Procedures”).

The Joint Arrangers shall mean Lloyds Bank Corporate Markets plc and Citigroup Global Markets Limited and the other Managers as defined in Appendix 4 and any entity to be named at a later date, but only if and to the extent each such entity signs the supplement attached hereto as Appendix 4, a supplement hereto that is satisfactory in form and substance to Deloitte.

This engagement to perform Agreed Upon Procedures will be conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, subject to the terms and conditions set forth herein and in the accompanying Appendix 1 and 1A.

The specific OC Agreed Upon Procedures that Deloitte is to perform are set forth in the accompanying Appendix 2. The specific Asset Agreed Upon Procedures that Deloitte is to perform are set forth in the accompanying Appendix 3. These procedures have been established based on discussions with you, and the appropriateness of the procedures for the intended purpose is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers, as discussed below. In addition, these procedures may be changed or modified by mutual agreement among the Issuer, the Seller, the Joint Arrangers and the Managers, and Deloitte if, for example, unforeseen circumstances arise. Deloitte will promptly discuss any such circumstances with the Issuer, the Seller, the Joint Arrangers the Managers, likewise, the Issuer and the Seller, agree to promptly notify Deloitte if modifications to the procedures are requested.

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 1 New Street Square, London, EC4A 3HQ, United Kingdom.

Deloitte LLP is the United Kingdom affiliate of Deloitte NSE LLP, a member firm of Deloitte Touche Tohmatsu Limited, a UK private company limited by guarantee (“DTTL”). DTTL and each of its member firms are legally separate and independent entities. DTTL and Deloitte NSE LLP do not provide services to clients. Please see www.deloitte.com/about to learn more about our global network of member firms.

© 2022 Deloitte LLP. All rights reserved.

Acknowledgments and Agreements

The Issuer and the Seller specifically acknowledge and agree to the following:

1.	The performance of the Agreed Upon Procedures will not constitute an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion on the elements, accounts, or items of a financial statement, or an examination or review conducted in accordance with attestation standards, the objective of which is the expression of an opinion, conclusion, or limited assurance on certain information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue or the Issue. Deloitte will not be in a position to express, and will not express, an opinion, conclusion, limited assurance, or any other form of assurance, including reasonable assurance, with respect to any matters (including, without limitation, the validity of certain information relating to the underlying assets included in the Offering Documents and certain loans contemplated for the Issue) as a result of performing the Agreed Upon Procedures).

2.	The Agreed Upon Procedures that Deloitte is to perform at the request of the Issuer, the Seller, and with the agreement of Deloitte, are limited in nature and do not comprehend all matters relating to the intended purpose, the validation of certain information relating to the underlying assets included in the Offering Documents and certain loans contemplated for the Issue as a result of performing the Agreed Upon Procedures or the Issue that might be pertinent or necessary to the Issuer’s, the Seller’s, the Joint Arrangers’ and the Managers’ evaluation of certain information relating to the underlying assets or the Issue. Accordingly, the procedures should not be taken to supplant other inquiries and procedures that the Issuer, the Seller, the Joint Arrangers and the Managers should undertake for the purpose described above.

3.	Deloitte’s reports on the OC Agreed Upon Procedures (the “OC Agreed Upon Procedures Report”) and the Asset Agreed Upon Procedures (the “Asset Agreed Upon Procedures Report” and, together with the OC Agreed Upon Procedures Report, the “Agreed Upon Procedures Reports”) will not extend to any financial statements of the Issuer, the Seller or any of its subsidiaries individually, or taken as a whole, or their internal control for any date or period.

4.	The Agreed Upon Procedures that Deloitte is requested to perform are solely the responsibility of the Issuer, Seller, the Joint Arrangers and the Managers. Deloitte will request written acknowledgement in the form of a management representation letter from the Issuer and/or the Seller that they have discussed the nature, scope, design, and their responsibility of/for the Agreed Upon Procedures with the Joint Arrangers and the Managers. Furthermore, Deloitte has no responsibility to advise the Issuer, the Seller, the Joint Arrangers or the Managers of other procedures that might be performed and makes no representation as to the appropriateness of such procedures for the intended purpose or for any other purpose.

5.	Deloitte’s responsibility is limited to performing the procedures specified and agreed to, and to reporting the resulting findings to the Issuer, the Seller, the Joint Arrangers, and the Managers, subject to the limitations contained herein, and Deloitte’s engagement cannot be relied on to disclose significant deficiencies, material weaknesses, fraud, or noncompliance with laws and regulations should they exist. In addition, Deloitte’s engagement cannot be relied on to disclose errors, other than those errors that may be reported as findings to the Issuer, the Seller, the Joint Arrangers and, the Managers in connection with the application of the Agreed Upon Procedures that Deloitte is to perform hereunder. Deloitte has no responsibility to determine the differences between the procedures to be performed hereunder and the procedures that Deloitte would have determined to be necessary had Deloitte been engaged to perform another form of attestation engagement.

6.	The Issuer and the Seller shall be solely responsible for any conclusions resulting from the performance of the procedures specified and agreed to.

7.	The Issuer and the Seller shall be solely responsible for the information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue and for the design and operation of effective internal control (including, without limitation, effective internal control over the information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue and the Issue) and for complying with all applicable laws and regulations.

8.	The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the Agreed Upon Procedures set forth in Appendix 2 and 3. Deloitte has no responsibility for the accuracy or completeness of the information provided by, or on behalf of, the Issuer or the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

9.	Immediately prior to the completion of this engagement, Deloitte will request that the Issuer’s and the Seller’s management provide Deloitte with a representation letter (i) acknowledging management’s responsibility for the information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue and the Issue and that the procedures are appropriate for the intended purpose of the engagement and (ii) confirming certain representations made to Deloitte during the engagement.

10.	Should Deloitte determine that significant restrictions are being placed on the performance of the Agreed Upon Procedures by the Issuer, the Seller, the Joint Arrangers or the Managers, including, without limitation, the failure of management of the Issuer or the Seller to provide Deloitte with a management representation letter that Deloitte determines to be satisfactory, Deloitte shall be entitled to withdraw from this engagement.

11.	Any report issued by Deloitte hereunder will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) to, nor will reference to such report, the services performed hereunder or Deloitte’s engagement hereunder be made to, anyone who is not a member of management or of the board of directors of either the Issuer, the Seller or a member of management or employees of the Joint Arrangers or the Managers; provided, such report may be furnished as expressly set forth in paragraph 0 below or as otherwise permitted by Deloitte in writing. The Agreed Upon Procedures Reports as defined in paragraph 3 may also be disclosed to any entity which is controlling, controlled by, or under common control with, a Client party (an “Affiliate”) for internal information or internal discussion purposes only in connection with your procedures as defined in this Engagement Letter and their respective directors, officers, partners or employees (each an “Affiliate Party”) on a need to know basis provided that you ensure that such parties to whom the Agreed Upon Procedures Reports are made available understand and accept that (a) the Agreed Upon Procedures Reports are confidential and must not be disclosed to any other party without our prior written consent, except where required by law, court order or regulatory authority, (b) in respect of personal data, they are required to comply with the Data Protection Legislation, (c) the Agreed Upon Procedures Reports are provided for their information (but without creating any duty or liability to them on our part) solely for the purpose of advising you in connection with your procedures as defined in this Engagement Letter and (d) if they place reliance on the Agreed Upon Procedures Reports they will do so at their own risk and have no recourse to the Deloitte parties ((a) to (d) together the “Recipient Obligations”). Each Client party accepts responsibility for any non-compliance with the Recipient Obligations by any of its own Affiliate Parties.

12.	In order to comply with its obligation to furnish Form ABS-15G as required by Rule 15Ga-2 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Issuer and the Seller shall include in such form the electronic copy of any report issued by Deloitte hereunder that is provided by Deloitte to the Issuer and the Seller , in its entirety (subject to any redactions that the Issuer and the Seller may consider appropriate to address privacy, confidentiality or data protection concerns). Deloitte will issue the Asset Agreed Upon Procedures Report to the Issuer and the Seller with sufficient time for the Issuer and Seller to comply with Rule 15Ga-2(a)’s timing requirements for filing Form ABS-15G with the SEC. If the Issuer and Seller intend to name Deloitte in its Form ABS-15G, then the Issuer and the Seller shall only do so using the following sentences (or such other wording approved by Deloitte in writing): “Deloitte LLP was engaged to perform an agreed upon procedures engagement, Deloitte LLP’s report containing its findings is attached”.

13.	In the event that Deloitte provides to the Issuer and /Seller a Form ABS Due Diligence-15E executed by Deloitte applicable to the services performed hereunder (such form, including, without limitation, any attachments thereto, the “Form 15E”), such Form 15E will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) to, nor will reference to such form be made to, anyone; however, the Issuer and Seller shall provide access to the electronic copy of such Form 15E in its entirety, solely to

Nationally Recognized Statistical Rating Organizations (as defined in rules promulgated by the Securities and Exchange Commission (the “SEC”)) (“NRSROs”) that have access to the secure password-protected Internet Web site required to be maintained under Rule 17g-5 of the Exchange Act (the “17g-5 Website”) by posting such Form 15E to the 17g-5 Website.

14.	If the Issuer and Seller intend to make any reference to the services performed hereunder or Deloitte’s engagement hereunder in any publicly filed or publicly available document solely to the extent required pursuant to Rule 193 under the Securities Act of 1933, as amended (the “Securities Act”), the Issuer and Seller agree that their management will provide Deloitte with a draft of the document to read before the document is publicly filed or made publicly available. In addition, the Issuer and Seller agree that any such reference in any such document will not in any way (i) name or otherwise directly or indirectly identify Deloitte, (ii) describe the services performed hereunder or Deloitte’s engagement hereunder as agreed upon procedures, any attestation service or expressing an opinion, limited assurance, or other form of assurance, including reasonable assurance or (iii) attribute any findings or conclusions reflected in such document to Deloitte.

15.	The Issuer and Seller acknowledge and agree that (i) Deloitte will not consent to be a named expert in any filing with the SEC under the Securities Act, the Exchange Act or otherwise, (ii) the Issuer and Seller will not furnish or otherwise include any report issued by Deloitte hereunder or the Form 15E in any publicly filed or publicly available document; however, such report or the Form 15E may be furnished as expressly set forth in paragraphs 12 or 13 above, respectively, and (iii) except as otherwise expressly provided herein in paragraph 14 above, the Issuer and Seller will not refer to any report issued by Deloitte hereunder, the services performed hereunder, Deloitte’s engagement hereunder, or the Form 15E in any publicly filed or publicly available document.

16.	The Issuer and Seller acknowledge and agrees that, and our report will state that, the services and procedures performed hereunder are not intended to satisfy any criteria for due diligence published by any NRSRO.

17.	The aggregate liability arising from or in any way in connection with the Asset Agreed Upon Procedures shall not exceed £7,000,000 (seven million pounds sterling), provided that the aggregate liability of Deloitte to the Issuer, the Seller and the other Parties (and/or their Affiliates) under this Engagement Letter in respect of any loss arising out of the Asset Agreed Upon Procedures and the same procedures being carried out for the Issuer, the Seller and such other Parties (and/or their Affiliates) pursuant to the UK engagement letter dated 12 October 2022 shall not exceed £7,000,000 (seven million pounds sterling) . For the avoidance of doubt, this liability cap does not apply to the OC Agreed Upon Procedures.

USE OF OUR AGREED UPON PROCEDURES REPORTS

18.	In conjunction with the offering of securities, underwriters, broker-dealers or other financial intermediaries, acting as principals or agents, frequently request an entity’s auditors to render so-called “Agreed Upon Procedures Reports” relating to financial information included in, or incorporated by reference in, the Offering Documents under Rule 144A. Our willingness to provide an Agreed Upon Procedures Report or other form of report to financial intermediaries in connection with the Issue, if requested, is dependent upon the successful completion of the procedures contemplated by this Engagement Letter.

19.	The Agreed Upon Procedures Reports will be provided to the Issuer, the Seller, the Joint Arrangers and the Managers. Based upon our present understanding of the Parties’ requirements we expect to be able to provide the Parties with an OC Agreed Upon Procedures Report substantially in the form contained in Appendix 2 and an Asset Agreed Upon Procedures Report substantially in the form contained in Appendix 3. It is intended that the Agreed Upon Procedures Reports will be provided to the Issuer, the Seller, the Joint Arrangers and the Managers solely in the context of the due diligence procedures that the Issuer, the Seller, the Joint Arrangers and the Managers undertake, or procure to be undertaken, relating to the Issue. Accordingly, our Agreed Upon Procedures Reports will be addressed to the Issuer, the Seller, the Joint Arrangers and the Managers for that purpose and may not be relied on by the Parties for any other purpose.

20.	Our work and findings shall not in any way constitute advice or recommendations (and we accept no liability in relation to any advice or recommendations) regarding any commercial decisions associated with the Issue, including, in particular, but without limitation, any which may be taken by the Joint Arrangers or the Managers (or any person connected to the Joint Arrangers, the Managers or any one of them) in the capacity of investor or in providing investment advice to their clients. The Issuer, the Seller, the Joint Arrangers and the Managers are responsible for determining whether the scope of our work specified in this Engagement Letter is sufficient for their purposes. We have no basis for determining what inquiries the Issuer, the Seller, the Joint Arrangers, or the Managers are required to undertake, and we make no representation as to the sufficiency of our work for such purposes.

21.	Our Agreed Upon Procedures Reports will be provided solely for the private information of the Issuer, the Seller, the Joint Arrangers and the Managers and should not be used for any purpose other than as set out in above. Our Agreed Upon Procedures Reports may not be referred to in any other document (except that reference may be made to its existence in any contract or other communication between the Issuer, the Seller, the Joint Arrangers, the Managers and/or ourselves), nor made available to any other party except that a copy may be included in the bible of transaction documents memorialising the Issue. Nothing in this paragraph shall prevent the Parties from disclosing our OC Agreed Upon Procedures Report to the Parties’ professional advisers (including legal advisers) and our Asset Agreed Upon Procedures Report to the Parties’ legal advisers; as may be required by law, rule or regulation; as required by any governmental or regulatory authority; and/or pursuant to any court proceedings or other legal process or in accordance with paragraphs 11 and 0. Provided that you first obtain our prior written consent (such consent not to be unreasonably withheld or delayed), you may disclose our Agreed Upon Procedures Reports to third parties where to do so would reasonably be necessary in the interest of a resolution of a dispute with that third party.

22.	Other than to the Issuer, the Seller, the Joint Arrangers and the Managers we will not accept any responsibility to any other party to whom our Agreed Upon Procedures Reports are shown or into whose hands they may come.

23.	The Issuer, the Seller, the Joint Arrangers and the Managers may only rely on information and comments set out in our Agreed Upon Procedures Reports on the basis of this Engagement Letter.

24.	The Agreed Upon Procedures Reports will be prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. The Agreed Upon Procedures Reports are only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue by the Issuer that the Issuer and the Seller may have under any legislation, regulations and/or rule of law under United States federal or state securities law. Deloitte accepts no responsibility to, and denies any liability to, any person or in any way arising from or in connection with the use of these Agreed Upon Procedures Reports in connection with any offering of securities outside the United States of America.

COMMUNICATIONS ARISING FROM THE AGREED UPON PROCEDURES

25.	The nature of the Issue will necessitate prompt communication to the Issuer and the Seller of Deloitte’s findings that result from performing the procedures requested by the Issuer and the Seller and agreed to by Deloitte as those procedures are performed. Therefore, it will not be possible for all of Deloitte’s communications to be in the form of written letters or reports. Accordingly, any information, documents, or other communications provided by Deloitte, whether in writing or otherwise, including, without limitation, any letters or reports Deloitte may issue, should be considered by the Issuer and the Seller in the context of the nature of the services that Deloitte has agreed to provide, subject to the limitations and conditions thereon, as set forth in this Engagement Letter. Such information, documents, communications, and letters or reports, whether in writing or otherwise, are herein referred to collectively as the “Communications”. The Issuer, the Seller, the Joint Arrangers and the Managers agree that any Communications are solely for the information and internal use of them in connection with the Offering Documents and shall not be distributed or disclosed to anyone who is not (i) a member of management or the board of directors or (ii) an employee or adviser who is working on the Issue, in each case, for any of the Issuer, the Seller, the Joint Arrangers or the Managers unless otherwise required by law, rule, regulation or other legal process or required by any regulatory or governmental authority.

OTHER TERMS AND CONDITIONS

26.	In no circumstances shall we be liable, other than in the event of our bad faith or willful default, for any loss or damage, of whatsoever nature, arising from information material to our work being withheld or concealed from us or misrepresented to us by the directors, employees, or agents of the Issuer, the Seller, the Joint Arrangers and/or the Managers or any other person of whom we may make enquiries, unless detection of such withholding, concealment or misrepresentation should reasonably have been expected because the fact of such withholding, concealment or misrepresentation was evident without further enquiry from the information provided to us or required to be considered by us pursuant to the procedures finally agreed upon under this Engagement Letter. This clause, and any assessment of our work made pursuant to it, will have regard to the limited scope of procedures agreed under this Engagement Letter.

27.	We each will be entitled to disclose confidential information to regulators, stock exchanges or governmental authority and as otherwise required by law or regulation. The Issuer and the Seller agree to reimburse any reasonable costs we may incur in complying with any such disclosure requirement relating to any of our services to the Issuer and the Seller imposed in any proceedings or regulatory process not involving any substantive claim or proceeding against us, provided that we notify the Issuer and the Seller promptly and, where reasonably or legally possible, prior to disclosure.

28.	The terms and conditions, which are attached as Appendix 1 and 1A, also form part of this Engagement Letter. These terms and conditions shall apply, as indicated in such terms and conditions, to the Issuer, the Seller.

29.	In the event of any inconsistency between this Engagement Letter and such terms and conditions, the terms of this Engagement Letter shall prevail as between the relevant parties.

30.	Each of us shall comply with their respective obligations with regards to Personal Data contained in Appendix 1A (Data Protection Appendix).

In carrying out the procedures, we may process the following types of Personal Data and categories of data subjects:

●	Personal Data as provided by the Client which may for example include account numbers, names and addresses and other account related information data;

●	Any other Personal Data that you ask us to process on your behalf.

FEES

31.	Fees will be based on time and expenses incurred in the performance of the Agreed Upon Procedures and will be the responsibility of the Issuer solely, as per our updated proposal sent to Gary Staines on 8 November 2022.

This engagement letter, including the appendices attached hereto and made a part hereof and any supplements hereto, constitutes the entire agreement between the parties with respect to this engagement and supersedes all other prior and contemporaneous agreements or understandings among the parties, whether written or oral, relating to this engagement.

If the above terms are acceptable to you and the services outlined are in accordance with your understanding, please sign the copy of this engagement letter in the space provided and return it to us.

Yours truly,

/s/ Deloitte LLP

Deloitte LLP

Accepted and agreed to by Bridgegate Funding plc:

By:	/s/Jackie Sarpong

Title:	Director Per pro Intertrust Directors 1 Limited

Date:	16/11/2022

Accepted and agreed to by The Mortgage Business Public Limited Company:

By:	/s/Christopher Gowland

Title:	Director

Date:	21/11/2022

APPENDIX 1

DELOITTE LLP

SPECIALIST SECURITIES OFFERINGS

STANDARD TERMS AND CONDITIONS

DEFINITIONS

“Deloitte”, “we”, “us”	The United Kingdom limited liability partnership of Deloitte LLP

“Deloitte parties”	All entities (including Deloitte) that are members of DTTL worldwide network and each of their subsidiaries, predecessors, successors, assignees and subcontractors, and all partners, associate partners, principals, members, owners, directors, employees and agents of all such entities. Deloitte LLP (which for these purposes includes references to its subsidiaries) uses the word “partner” in respect of its members and certain of its senior employees in its dealings with you to describe, respectively, a member and senior employee of Deloitte LLP in their capacity as such. A list of members of Deloitte LLP is available at the Companies House website. Deloitte gives a number of its employees the title of “director”, which denotes that they are senior employees and not that they hold the office of director for the purposes of the Companies Act 2006.

“Client”	The Issuer and the Seller

“Client parties”, “You”	The Client and all other addressees of the Engagement Letter and related Agreed Upon Procedures Reports.

“Data Protection Legislation”	The EU General Data Protection Regulation 2016/679 and the Data Protection Act 2018; together with all other applicable legislation relating to privacy or data protection and including any statute or statutory provision which amends, extends, consolidates or replaces the same.

“DTTL”	Deloitte Touche Tohmatsu Limited

The “Engagement Letter”	The Engagement Letter which incorporates these terms (including Appendix 1A)

1.	ENGAGEMENT TERMS

1.1.	All work by Deloitte for the Client parties will be in accordance with the Engagement Letter or any subsequent written variation agreed on the basis set out in the Engagement Letter.

1.2.	Unless otherwise specifically agreed in the Engagement Letter, Deloitte’s fees will be based on hourly rates which take account of the level of staff assigned to the arrangement. If it is necessary for Deloitte to terminate the arrangement for the reasons set out in the Engagement Letter or for any other reason that Deloitte considers justifies the termination of the arrangement Deloitte shall be entitled to its fees incurred until the date the arrangement is terminated.

1.3.	Unless otherwise specifically agreed in the Engagement Letter, fee estimates given by Deloitte are only estimates and its fees may be lower or higher. Deloitte will let the Client know if it considers the estimate is likely to be exceeded.

1.4.	Deloitte will be entitled to require payments on account once significant amounts of time have been incurred.

1.5.	Expenses will depend on the nature of the services provided to the Client and, where appropriate will include staff travelling, accommodation and subsistence charged in accordance with our normal personnel policies. Goods and services purchased on the Client’s behalf, are charged at cost.

1.6.	All fees and expenses will be subject to VAT (or exempt from VAT) in accordance with VAT regulations and guidance for Corporate Finance work.

2.	STAFF

2.1.	Unless otherwise specifically agreed in the Engagement Letter, the Client will not offer employment to any Deloitte partner or staff working on an arrangement for him or induce or solicit any such person to take up employment with the Client; nor will he use the services of any such person, either independently or via a third party, for a period of six months following the end of any involvement by that person with any arrangement for the Client. Breach of this condition will render the Client liable to pay Deloitte liquidated damages equal to four months’ fees for the person concerned.

2.2.	Deloitte’s intention at the time of making the offer is that the persons assigned to the arrangement referred to in the Engagement Letter should continue with the arrangement until it terminates or finishes.

3.	PAYMENT

3.1.	Invoices are payable by the Client within 14 days of receipt except where the Engagement Letter states otherwise.

3.2.	Deloitte reserves the right to charge interest on overdue amounts at an annual rate of 2 per cent over the prevailing Royal Bank of Scotland plc base rate.

4.	CONFIDENTIALITY

4.1.	The Deloitte parties are keen to obtain publicity for work undertaken on behalf of a client. This could include both internal and external publicity. Permission to attribute work for a client publicly will always be obtained from the client in advance. Notwithstanding this condition, following completion of the transaction, the Deloitte parties assume the right to use references in proposals or other similar submissions made to other prospective clients, unless the Client expressly prohibits such disclosure.

4.2.	Unless otherwise specifically agreed in the Engagement Letter, the Deloitte parties are authorised by the Client to speak to or meet with any other person whom they may need to contact to perform the arrangement or who the Client requests the Deloitte parties to contact. The Deloitte parties may release to them for the purpose of that arrangement any information, whether confidential or not, which they have obtained during the course of the arrangement and shall not be liable for any use subsequently made of that information.

4.3.	The persons from Deloitte referred to in the Engagement Letter will not carry out any work on behalf of any other client relating to the subject matter of the arrangement nor disclose to any other individuals within Deloitte engaged on work for any other client relating to the subject matter of the arrangement any confidential information relating to the subject matter of the arrangement without the Client’s consent.

4.4.	You acknowledge our legal obligations to keep confidential any relevant information obtained from any other client (or potential client) and you agree that, if we have or obtain any such confidential information, we will not disclose it to you or make use of it for your benefit.

4.5.	It is Deloitte’s practice to check for conflicts of interest before taking on arrangements in appropriate cases. Deloitte provides many different professional services to clients and Deloitte cannot be certain that it will identify all situations where there may be a conflict with the Client parties’ interests. We therefore request that the Client parties notify us promptly of any potential conflict affecting our position on this arrangement of which they are, or become, aware. Where a potential conflict is identified by us or you and we believe your interests can be properly safeguarded by the implementation of appropriate procedures, we will discuss and agree such procedures with you.

4.6.	Save as set out above or as required by law, Court or arbitration proceedings, regulations including the City Code on Takeovers and Mergers, professional duty or as is requested by regulatory authorities or as is necessary to protect its own legitimate interests, Deloitte shall not disclose any confidential information relating to the Client parties which it obtains during the course of the arrangement to any other person (except its own advisers).

5.	INTELLECTUAL PROPERTY

5.1.	Deloitte retains copyright in all material provided to the Client parties or otherwise generated in the course of carrying out the arrangement.

5.2.	The Client parties shall keep confidential any methodologies and technology used by Deloitte to carry out an arrangement.

6.	ELECTRONIC COMMUNICATION

6.1.	During the arrangement we may wish to communicate electronically with each other. However, the electronic transmission of information cannot be guaranteed to be secure or virus or error free and such information could be intercepted, corrupted, lost, destroyed, arrive late or incomplete or otherwise be adversely affected or unsafe to use. We each agree to use commercially reasonable procedures to check for the then most commonly known viruses before sending information electronically, but we recognise that such procedures cannot be a guarantee that transmissions will be unaffected by such hazards.

6.2.	We confirm that we each accept these risks and authorise electronic communications between us. We will each be responsible for protecting our own systems and interests in relation to electronic communications and neither the Client parties nor us (in each case including our respective partners, directors, employees, sub-contractors or agents) will have any liability to each other on any basis, whether in contract, tort (including negligence) or otherwise, in respect of any error, damage, loss or omission arising from or in connection with the electronic communication of information between us or our reliance on such information.

6.3.	The exclusion of liability in clause 6.2 shall not apply to the extent such liability cannot by law be excluded.

7.	SYSTEMS AND EQUIPMENT

7.1.	Our services provided pursuant to the Engagement Letter will not provide any assurances, and we accept no responsibility for ensuring, that the Client’s systems or equipment or any other systems or equipment are free of viruses or other latent problems.

8.	VALIDITY

8.1.	The offer contained in the Engagement Letter may only be accepted by written confirmation that the terms are accepted as received within 28 days from the date of issue, unless otherwise indicated, otherwise the offer shall lapse.

9.	REGULATED ACTIVITIES

9.1.	This clause is not used.

10.	COMPLAINTS PROCEDURE

10.1.	If, at any time, you believe our service to you could be improved, or if you are dissatisfied with any aspect of our service you should raise the matter with Dan Keeble, the partner responsible for providing our services under this arrangement to you. If you would prefer to discuss the matter with someone other than that partner, or if you wish to make a complaint, please call or write to Stephen Griggs, the firm’s Managing Director for the audit practice.

10.2.	The firm will investigate all complaints. You have the right to take any complaint up with the Institute of Chartered Accountants in England and Wales (the “ICAEW”). You may obtain an explanation of the mechanisms that operate in respect of a complaint to the ICAEW at www.icaew.co.uk/complaints or by writing to the ICAEW. To contact the ICAEW write to the Professional Standards Office, Level 1, Metropolitan House, 321 Avebury Boulevard, Milton Keynes, MK9 2FZ.

11.	REPRESENTATIONS BY DELOITTE PERSONNEL

11.1.	No person has been authorised to give any representations on behalf of Deloitte as regards the subject matter or terms of the Engagement Letter and any representations which have been or may be given shall not be relied upon.

12.	REPRESENTATIONS FROM THE CLIENT

12.1	Deloitte shall be entitled to rely upon all documents and information provided by the Client’s directors, employees and agents and the Client agrees that they are authorised to provide Deloitte with such information and documents. Deloitte shall also be entitled to rely upon the advice and information given by the Client’s other professional advisers.

12.2	The Client undertakes that it will promptly draw Deloitte’s attention to any matters of which it is aware which may have an impact upon Deloitte’s Agreed Upon Procedures Reports. The Client may not assume that all information and documents which may have been given to other personnel of Deloitte will be available to those on this arrangement. Accordingly, all information relevant to this arrangement must be provided to members of the team working specifically on this arrangement even if it has already been provided to other members of Deloitte.

12.3	Deloitte will ask the board of directors of the Client to provide Deloitte with appropriate representations either by means of a board minute or by letter of representation from a duly authorised director of the Client. A draft will be provided separately, which will reflect the specific issues on which Deloitte are required to provide the Agreed Upon Procedures Reports. Deloitte shall be entitled to rely upon such confirmations as being accurate.

13.	FURTHER CONDITIONS

13.1	Nothing in this Engagement Letter shall exclude or restrict any liability arising from fraud or dishonesty or liabilities which cannot lawfully be limited or excluded.

13.2	Any liability which we may have to you under or in connection with this Engagement Letter for losses, damages, costs and expenses (“Losses”) suffered by you shall (so far as permitted by law) be limited to such an amount as is determined to be just and equitable, having regard to the extent of responsibility for the Losses of us, you (including your directors, officers, employees or agents), and any person other than us who is jointly or severally liable to you for all or part of the same Losses. Any limitation or exclusion or restriction on the liability of any such other person under any jurisdiction, whether arising under statute or contract or resulting from death, bankruptcy or insolvency, or any settlement of such liability agreed with you, shall be ignored for the purposes of determining whether that other person is liable to you and the extent of responsibility of that other person to you.

13.3	Unless and to the extent that they have been finally and judicially determined (including by the conclusion of any appeal) to have been caused by the fraud, wilful default or negligence of any of the Deloitte parties, the Client will indemnify on demand and hold harmless the Deloitte parties against all actions, claims, proceedings, losses, damages, costs and expenses whatsoever and howsoever caused arising from or in any way connected with this arrangement.

13.4	Deloitte is the entity contracting with you to provide the services covered by this Engagement Letter. Notwithstanding the fact that certain services under this arrangement may be carried out by personnel provided to Deloitte from other Deloitte parties through service or other agreements, Deloitte remains responsible and liable to you for all of the services covered by this Engagement Letter. Accordingly the Client parties agree that none of the Deloitte parties (except Deloitte) will have any liability to the Client parties and that the Client parties will not bring any claim or proceedings of any nature (whether in contract, tort, breach of statutory duty or otherwise and including, but not limited to, a claim for negligence) in any way in respect of or in connection with this arrangement against any of the Deloitte parties (except Deloitte or against any subcontractors that we may use to provide the services covered by this Engagement Letter. Without limiting the foregoing, each of the Deloitte parties are intended third party beneficiaries of these terms and may in their own right enforce the terms of this Engagement Letter.

13.5	Except as expressly provided in this agreement no person other than a party to this agreement may enforce this agreement by virtue of the Contracts (Rights of Third Parties) Act 1999 (the “Act”). Notwithstanding any benefits or rights conferred by this agreement on any third party by virtue of the Act, the parties to this agreement may agree to vary or rescind this agreement without any third party’s consent.

13.6	You agree that you have fully considered the provisions of this Engagement Letter and that they are reasonable in the light of all the factors relating to this arrangement. If any terms or provisions of this Engagement Letter are or become invalid, illegal or unenforceable, the remainder shall survive unaffected.

13.7	Any reference in the arrangement letter, the agreed upon procedures reports or these terms and conditions to any European Union law shall include, where applicable, references to such law as it forms part of domestic law of the United Kingdom by virtue of the European Union (Withdrawal) Act 2018, as amended.

14	GOVERNING LAW AND JURISDICTION

14.1	The Engagement Letter and our relationship is governed by and interpreted in accordance with English law. A claim may only be brought against us (in contract, tort or otherwise) if it can be brought in English law without reference to the law of any other country.

14.2	The Courts of England and Wales shall have exclusive jurisdiction to settle any dispute (including claims for set-off and counterclaim) that may arise in connection with any aspect of the legal relationship established by the Engagement Letter or otherwise arising in connection with the Engagement Letter. We each submit irrevocably to the jurisdiction of the Courts of England and Wales.

15.	RESPECT & INCLUSION BEHAVIOURS

15.1	In relation to the engagement, Deloitte and the Client agree to foster a culture and working environment where our people treat each other with respect, courtesy and fairness (“Respect & Inclusion Behaviours”). We are committed to encouraging and enabling conversations to address any behaviours that are not aligned with the Respect & Inclusion Behaviours. If an individual would like to raise a concern, they should discuss the matter within their respective organisations in the first instance, following which a conversation between the Deloitte partner in charge of this arrangement and the Client will be held to address the matter. The parties will communicate the steps taken to resolve the matter and will notify each other of the agreed outcomes.

APPENDIX 1A

Data Protection Terms and Conditions

1.1.	The terms “personal data”, “personal data breach”, “data subject”, “controller”, “processor” and “process” (and its derivatives) shall have the meanings given to them in the Data Protection Legislation.

1.2.	Each of us shall comply with its obligations under Data Protection Legislation in respect of personal data processed by it in connection with the Engagement Letter and the services (“Personal Data”).

1.3.	Subject to clause 1.8, we shall act as a processor in respect of any Personal Data provided to us in connection with the services. The Engagement Letter sets out the scope of the processing carried out by us.

1.4.	We shall:

1.4.1.	only process Personal Data: (a) to the extent necessary to provide these services; (b) in accordance with your specific instructions (save to the extent, in our opinion, such instructions infringe the Data Protection Legislation, in which case we shall notify you); or (c) as required by any competent authority or applicable law;

1.4.2.	implement appropriate technical and organisational measures to ensure a level of security appropriate to the risk relating to its processing of the Personal Data;

1.4.3.	keep, and procure that its partners, employees and agents keep, Personal Data confidential in accordance with Deloitte’s confidentiality obligations contained in the Engagement Letter;

1.4.4.	notify you without undue delay, and provide reasonable cooperation after becoming aware of a personal data breach relating to Personal Data in Deloitte’s possession or control;

1.4.5.	provide reasonable cooperation and assistance to you in relation to any request by a data subject to have access to Personal Data held about them or in relation to a reasonable request, allegation or complaint by a competent authority or data subject, including notifying you in writing without undue delay of receipt of any request (save to the extent prevented from doing so by applicable law);

1.4.6.	be entitled to recover any reasonable costs incurred in assisting the Client in meeting its obligations under the Data Protection Legislation; and

1.4.7.	subject to clause 1.8 below, at your reasonable request, delete or return all Personal Data to you on termination or expiry of the Engagement Letter.

1.5.	To the extent required by Data Protection Legislation, we shall maintain a record of our processing activities and provide such cooperation and information to you as is reasonably necessary for you to demonstrate compliance with Data Protection Legislation. Such cooperation shall include permitting you, at your sole cost and expense, to audit our compliance with this Appendix 1A provided that (unless expressly required otherwise by any competent authority):

1.5.1.	reasonable notice of not less than 30 days is given of any proposed audit and the parties shall, acting reasonably, agree the scope and parameters of any such audit;

1.5.2.	to the extent the audit scope is covered in any audit carried out for Deloitte by an independent third party auditor within twelve months prior to the Client’s audit request and there have been no material changes to the controls audited, Deloitte may share the report to the extent relevant to the Client and the disclosure of such report shall be deemed to satisfy the audit request made by the Client;

1.5.3.	where, acting reasonably, a specific audit is still required by the Client, such audit shall be conducted during regular business hours, subject to Deloitte’s policies and may not unreasonably interfere with Deloitte’s business activities;

1.5.4.	the audit shall be subject to Deloitte’s duties of confidentiality owed to any of its clients or employees and shall not extend to Deloitte’s subcontractors or Deloitte Parties; and

1.5.5.	the rights granted in this clause 1.5 may not be conducted more than once in any calendar year.

1.6.	You authorise us to use any subcontractor, including any Deloitte Party, (subject to any restrictions on the user of subcontractors imposed by another clause of these terms of business) to process Personal Data as a subprocessor of Deloitte provided that we shall ensure that:

1.6.1.	such processing is subject to a written contract or other legal act with such sub-processor containing data protection obligations no less onerous than those set out in this Appendix 1A; and

1.6.2.	we shall remain liable for the acts and omission of any such subprocessor with respect to the processing of Personal Data. A list of Deloitte’s material subprocessors appointed, as at the date of this Engagement Letter, is set out on our website and any additional subprocessors material to this instruction are listed in the Engagement Letter. Any objection to an amendment to the centralised list of subprocessors, may be escalated to the partner responsible for the services.

1.7.	We shall be entitled to process or transfer Personal Data to any jurisdiction including a jurisdiction outside the European Economic Area including to any subcontractor, provided that such transfer is permissible under Data Protection Legislation.

1.8.	In addition to processing Personal Data as part of the services, you acknowledge that we may also process Personal Data as a controller for the purpose of, or in connection with: (i) applicable legal, professional or regulatory requirements; (ii) requests and communications from competent authorities; and (iii) administrative, financial accounting, risk analysis and client relationship purposes. The provisions of Clauses 1.3 to 1.6 above shall not be deemed to apply to the processing of the Personal Data in connection with those purposes provided that Deloitte shall use reasonable endeavours to notify the Client of any request for Personal Data from a competent authority in accordance with subclause 1.4.5 of clause 1.4 above, save to the extent prevented from doing so by applicable law.

APPENDIX 2

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APPENDIX 3

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

DELOITTE LLP DRAFT ASSET AGREED UPON PROCEDURES REPORT
This draft is furnished solely for the purpose of indicating the form of report that we would expect to be able to furnish the Issuer, the Seller, the Joint Arrangers and the Managers in response to their request, the matters expected to be covered in the report, and the nature of the procedures that we would expect to carry out with respect to such matters. Based on our discussions with the Issuer, the Seller, the Joint Arrangers and the Managers, it is our understanding that the procedures outlined in this draft report are those they wish us to follow. In the absence of any discussions with the Managers, we have set out in this draft report those procedures referred to in the draft acknowledgement letter (of which we have been furnished a copy) that we are willing to follow. Unless the Managers inform us otherwise, we shall assume that there are no additional procedures they wish us to follow. The text of the report itself will depend, of course, on the results of the procedures, which we would not expect to complete until shortly before the report is given and in no event before the cut-off date indicated therein.

The Board of Directors of

Bridgegate Funding plc

1 Bartholomew Lane

London

EC2N 2AX

(the “Issuer”)

The Board of Directors of

The Mortgage Business Public Limited Company

Trinity Road

Halifax

HX1 2RG

(the “Seller”)

Lloyds Bank Corporate Markets plc

10 Gresham Street

London

EC2V 7AE

(“Lloyds”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square, Canary Wharf

London

E14 5LB

(“Citi” and together with Lloyds, the “Joint Arrangers”)

and the other Managers (as defined in the Engagement Letter) [date]

Dear Sirs/Madams,

PROPOSED ISSUE BY BRIDGEGATE FUNDING PLC OF RESIDENTIAL MORTGAGE-BACKED NOTES (the “Issue”)

We have performed the procedures enumerated below on certain mortgages (the “Loan Pool”), which were agreed to by the Issuer, the Seller, the Joint Arrangers and the other Managers (as defined in the Engagement Letter). The procedures were performed to assist you in evaluating the validity of certain characteristics of the Loan Pool. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The appropriateness of these procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers. Consequently, we make no representation regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report (the “Asset Agreed Upon Procedures Report”) is addressed to the Board of Directors of the Issuer, the Board of Directors of the Seller, the Joint Arrangers, and the Managers identified in the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the procedures. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Seller provided the data file ‘filename.xls’ (the “First Pool Run”) containing [x] pseudonymised account numbers corresponding to each loan in the Loan Pool as at [date] (the “Cut-off Date”).

A random sample of [x] loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided the data file “filename.xls” containing information for each loan in the Sample (the “Sample Pool”) as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period [DATE].

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.18 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, offer, land registry print, valuation report, completion letter, certificate of title, mortgage deed, income confirmation, credit search, the borrowers system (the “WIN XCEL system”), the MSP loan origination system (the “Archive Retrieval System”) and UFSS, the primary system of record (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

2.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

2.1	Borrower Name(s)

2.1.1	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.1.2	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the application form or the Archive Retrieval System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the application form or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.1.3	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the offer, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.1.4	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the land registry print or mortgage deed, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.2	Property address

For new build properties, we were instructed by the Issuer to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors, as it can be expected that the property address can change as a mortgage progresses from application to completion.

2.2.1	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.2.2	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the offer, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.2.3	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the valuation report or the Archive Retrieval System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the valuation report or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.2.4	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the land registry print or mortgage deed, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.3	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination agreed to within +7 days with that shown on the completion letter, certificate of title or the Archive Retrieval System. We found that the origination date agreed, to within +7 days, with that shown on the completion letter, certificate of title or the Archive Retrieval System , [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.4	Property tenure

For each loan shown in the Sample Pool, we confirmed whether the property tenure agreed to that shown on the valuation report, the land registry print or the Archive Retrieval System. We found that the property tenure agreed to that shown on the valuation report, land registry print or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.5	Amount advanced

For each loan shown in the Sample Pool, we confirmed whether the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System. We found that the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.6	Original Term

For each loan shown in the Sample Pool, we confirmed whether the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System. We found that the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.7	Valuation Amount

For each loan shown in the Sample Pool, we confirmed whether the valuation amount agreed to that shown on the valuation report or the Archive Retrieval System. Where there had been an updated valuation carried out, we checked that the valuation amount shown on the Sample Pool agreed with that shown on the System. We found that the valuation amount agreed to that shown on the valuation report, the Archive Retrieval System or the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.8	Valuation Date

For each loan shown in the Sample Pool, we confirmed whether the valuation date agreed to that shown on the valuation report or the Archive Retrieval System, to within ± 1 month. Where there had been an updated valuation carried out, we checked that the valuation date shown on the Sample Pool agreed with that shown on the System. We found that the valuation date agreed to that shown on the valuation report or the Archive Retrieval System or the System to within ± 1 month, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.9	Income Confirmation

For each loan shown in the Sample Pool, flagged as owner occupied, we confirmed whether there was evidence on the loan file that income confirmation had been obtained, where required. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans flagged as Buy To Let, we confirmed whether income confirmation had been obtained or a rental income was shown in the valuation report or tenancy agreement. We found that income confirmation had been obtained as detailed above, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.10	Document signatories

2.10.1	For each loan shown in the Sample Pool, we confirmed whether the application form or mortgage deed had been signed in the space designated for the borrower(s). We found that the application form or mortgage deed had been signed in the space designated for the borrower(s), [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.10.2	For each loan shown in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System. We found that the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.11	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose agreed with that shown on the offer or Archive Retrieval System. Where loans had been subject to an internal remortgage, we confirmed whether the loan purpose agreed with that shown on the System. We found that the loan purpose agreed with that shown on the offer, Archive Retrieval System or System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.12	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with that shown on the offer or Archive Retrieval System. We found that the repayment type agreed with that shown on the offer or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.13	Interest Rate

For each loan in the Sample Pool, we confirmed whether the interest rate agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate agreed with that shown on the offer, System or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.14	Interest Rate Index

For each loan in the Sample Pool, we confirmed whether the interest rate index agreed with that shown on the offer or Archive Retrieval System. We found that the interest rate index agreed with that shown on the offer or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.15	Interest Rate Margin

For each loan in the Sample Pool, we confirmed whether the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.16	Credit search

For each loan shown in the Sample Pool, we confirmed whether a credit score was evident, or a credit search had been completed in the names of the borrower(s). We found that a credit score or credit search had been completed in the names of the borrower(s), [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.17	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance agreed to that shown on the System as at the Cut-off Date. We found that the current balance agreed to that shown on the System as at the Cut-off Date, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.18	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

3	Agreed upon Procedures non-statistical factual findings

120 loans in the Sample Pool did not have CCJ and Bankruptcy information populated. For the remaining 336 loans in the Sample Pool we carried out the following agreed upon procedures. We have reported our findings on an error-only basis.

3.1.1	For each loan shown in the Sample Pool, we confirmed whether the number of County Court Judgements (“CCJs”) agreed with that shown on the credit search or the Archive Retrieval System. We found that the number of CCJs agreed to that shown on the credit search or the Archive Retrieval System, [except for x cases/with no exception].

3.1.2	For each loan shown in the Sample Pool that had CCJs, we confirmed whether the value of CCJs agreed with that shown on the credit search or the Archive Retrieval System. We found that the value of CCJs agreed to that shown on the credit search or the Archive Retrieval System, [except for x cases/with no exception].

3.1.3	For each loan in the Sample Pool, we confirmed whether the bankruptcy status agreed to the credit search or the Archive Retrieval System. We found that the bankruptcy status agreed to the credit search or the Archive Retrieval System, [except for x cases/with no exception].

5	Scope of this Asset Agreed Upon Procedures Report

The scope of our work in preparing this Asset Agreed Upon Procedures Report was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly, we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the appropriateness of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Report should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Report.

This Asset Agreed Upon Procedures Report has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Report is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this Asset Agreed Upon Procedures Report in connection with any offering of securities outside the United States.

6	Use of this Asset Agreed Upon Procedures Report

Subject to the terms specified in in our Engagement Letter dated [date], this Asset Agreed Upon Procedures Report is provided solely for the private information and use of the Issuer, the Seller, the Joint Arrangers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Joint Arrangers and the Managers. This Agreed Upon Procedures Report should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedures Report, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Joint Arrangers and the Managers are being provided with the Asset Agreed Upon Procedures Report in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Report please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours truly,

Deloitte LLP

APPENDIX 4

UNDERWRITER SUPPLEMENT

UNDERWRITER SUPPLEMENT

Bridgegate Funding plc (the “Issuer”)

The Mortgage Business Public Limited Company (the “Seller”)

Engagement Letter dated 14 November 2022 (the “Engagement Letter”)

Supplement to the Engagement Letter for the proposed issue by Bridgegate Funding plc of residential mortgage-backed notes (the “Issue”).

Lloyds Bank Corporate Markets plc (“Lloyds”) and Citigroup Global Markets Limited (“Citi” and together with Lloyds, the “Joint Arrangers”) specifically acknowledge and agree to the following:

The Issuer and the Seller have requested the UK firm, Deloitte LLP (“Deloitte”), and subject to the terms set forth herein, to add Lloyds Bank Corporate Markets plc and Citigroup Global Markets Limited, the other Managers as defined in Appendix 2 and any entity to be named at a later date (together, the “Parties”) as specified recipients to Deloitte’s agreed upon procedures reports related to a preliminary prospectus (the “Preliminary Prospectus”), a final prospectus (the “Final Prospectus”) and a pricing supplement (the “Pricing Supplement” and together with the Preliminary Prospectus and the Final Prospectus, the “Offering Documents”), prepared to comply with Rule 144A promulgated under the United States Securities Act of 1933, as amended, (the “Securities Act”), for the mortgage-backed securities (the “OC Agreed Upon Procedures Report”) and the agreed upon procedures report relating to work on certain loans contemplated for the Issue by the Issuer (the “Asset Agreed Upon Procedures Report” and, together with the OC Agreed Upon Procedures Report, the “Agreed Upon Procedures Reports”), such agreed upon procedures reported on the Agreed Upon Procedures Reports are referred to herein as the “Agreed Upon Procedures”).

1.	Deloitte’s engagement to perform the Agreed Upon Procedures pursuant to the Engagement Letter (defined above) was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The specific procedures that Deloitte has performed are set forth in the accompanying Appendix 1 which is an extract from our Engagement Letter. These procedures were established based on discussions with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller and the Joint Arrangers, as discussed below. Deloitte has agreed to the foregoing request notwithstanding the fact that the written representations of the Joint Arrangers contemplated in the Engagement Letter between the Issuer, the Seller and Deloitte have not, and will not, be provided and, to the extent that such representations may have been deemed to constitute a condition to Deloitte’s agreement hereunder, such condition is hereby waived.

2.	Each of the other Managers, defined in Appendix 2, prior to the issue of our Agreed Upon Procedures Reports will agree, to participate in the proposed Issue and who have or, prior to the issue of our Agreed Upon Procedures Reports, will have validly authorised Lloyds to sign this Underwriters Supplement on their behalf. Their legal names are set out in Appendix 2 to this Underwriters Supplement and, together with the Joint Arrangers, are referred to in this Underwriters Supplement as the “Managers”. By signing and accepting the terms of this Underwriters Supplement, Lloyds confirms that it will ensure that it receives prima facie authority from each other Manager identified in Appendix 2, authorising it to enter into this Underwriters Supplement on the relevant Manager’s behalf. However, Lloyds makes no representation as to whether such prima facie authority actually confers the necessary authority. Up to the date of the relevant Agreed Upon Procedures Reports, an other Manager may be added to Appendix 2 by the Issuer or by Lloyds by written notice to us and the Issuer or Lloyds. An other Manager may also be deleted from Appendix 2 where the other Manager withdraws from the Issue and/or advises Lloyds that it does not wish to receive the benefit of the Agreed Upon Procedures Reports or for this Underwriters Supplement to be signed on its behalf or where Lloyds does not receive authority to sign this Underwriters Supplement on behalf of the relevant other Manager. The revised other managers shall then, together with the Joint Arrangers, be referred to in this Underwriters Supplement as the “Managers”.

3.	The performance of the Agreed Upon Procedures will not constitute an audit conducted in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion on the elements, accounts, or items of a financial statement, or an examination or review conducted in accordance with attestation standards, the objective of which is the expression of an opinion, conclusion or limited assurance on certain information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue (as defined in the Engagement Letter) or the Issue. Deloitte will not be in a position to express, and will not express, an opinion, conclusion, limited assurance, or any other form of assurance, including reasonable assurance, with respect to any matters (including, without limitation, the validity of certain information relating to the underlying assets included in the Offering Documents and certain loans contemplated for the Issue or the Issue) as a result of performing the Agreed Upon Procedures.

4.	The appropriateness of the procedures for the intended purpose is solely the responsibility of the Issuer and the Seller as discussed below. The Joint Arrangers and the Managers agree to the procedures and acknowledge that the procedures are appropriate for their purposes. In addition, these procedures may be changed or modified by mutual written agreement among the Issuer, the Seller, the Joint Arrangers, the Managers and Deloitte if, for example, unforeseen circumstances arise. Deloitte will promptly discuss any such circumstances with the Issuer, the Seller, the Joint Arrangers, and the Managers and, likewise, the Joint Arrangers and the Managers agree to promptly notify Deloitte if modifications to the procedures are requested.

5.	The Agreed Upon Procedures that Deloitte is to perform at the request of the Issuer, the Seller, and with the agreement of Deloitte, are limited in nature and do not comprehend all matters relating to the intended purpose, the validation of certain information relating to the underlying assets included in the Offering Documents and certain loans contemplated for the Issue as a result of performing the Agreed Upon Procedures or the Issue that might be pertinent or necessary to the Issuer’s, the Seller’s, the Joint Arrangers and the Managers’ evaluation of certain information relating to the underlying assets or the Issue. Accordingly, the procedures should not be taken to supplant other inquiries and procedures that the Issuer, the Seller, the Joint Arrangers and the Managers should undertake for the purpose described above.

6.	Deloitte’s Agreed Upon Procedures Reports will not extend to any financial statements of the Issuer and the Seller, taken as a whole, or their internal control for any date or period.

7.	The Agreed Upon Procedures that Deloitte is requested to perform are solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers. Furthermore, Deloitte has no responsibility to advise the Issuer, the Seller, the Joint Arrangers or the Managers of other procedures that might be performed and makes no representations as to the appropriateness of such procedures for the intended purpose or for any other purpose.

8.	Deloitte’s responsibility is limited to performing the procedures specified and agreed to and to reporting the resulting findings to the Issuer, the Seller, the Joint Arrangers and the Managers, subject to the limitations contained herein, and Deloitte’s engagement cannot be relied on to disclose significant deficiencies, material weaknesses, fraud, or noncompliance with laws and regulations should they exist. In addition, Deloitte’s engagement cannot be relied on to disclose errors, other than those errors that may be reported as findings to the Issuer, the Seller, the Joint Arrangers and the Managers in connection with the application of the specified Agreed Upon Procedures. Deloitte has no responsibility to determine the differences between the procedures to be performed hereunder and the procedures that Deloitte would have determined to be necessary had Deloitte been engaged to perform another form of attestation engagement.

9.	The Issuer and the Seller shall be solely responsible for the information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue and for the design and operation of effective internal control (including, without limitation, effective internal control over the information relating to the underlying assets included in the Offering Documents and on certain loans contemplated for the Issue and the Issue) and for complying with all applicable laws and regulations.

10.	The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the Agreed Upon Procedures set forth in Appendix 1. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

11.	Immediately prior to the completion of this engagement, Deloitte will request that the Issuer’s and the Seller’s management provide Deloitte with a representation letter acknowledging management’s responsibility for the Offering Documents and the asset data tape and confirming certain representations made to Deloitte during the engagement.

12.	Should Deloitte determine that significant restrictions are being placed on the performance of the Agreed Upon Procedures by the Issuer, the Seller, the Joint Arrangers, and the Managers, including, without limitation, the failure of management of the Issuer’s and the Seller’s to provide Deloitte with a management representation letter that Deloitte determines to be satisfactory, Deloitte shall be entitled to withdraw from the engagement.

13.	Any report issued by Deloitte under the Engagement Letter will not be used by or circulated, quoted, disclosed, or distributed (including, without limitation, by attribution) by the Joint Arrangers or the Managers to, nor will reference be made by the Joint Arrangers or the Managers to such report or Deloitte’s engagement under the Engagement Letter to, anyone (including, without limitation, in any publicly filed or publicly available document) who is not a member of management or the board of directors of the Issuer, the Seller or a member of management or employees of the Joint Arrangers or the Managers, each responsible for evaluating the Issue. Notwithstanding the foregoing, the Joint Arrangers or the Managers may provide access to such Agreed Upon Procedures Reports to any entity which is controlling, controlled by, or under common control with, a Client party (an “Affiliate”) for internal information or internal discussion purposes only in connection with your procedures as defined in Appendix 1 to this acknowledgement letter and their respective directors, officers, partners or employees (each an “Affiliate Party”) on a need to know basis provided that you ensure that such parties to whom the Agreed Upon Procedures Reports are made available understand and accept that (a) the Agreed Upon Procedures Reports are confidential and must not be disclosed to any other party without our prior written consent, except where required by law, court order or regulatory authority, (b) in respect of personal data, they are required to comply with the Data Protection Legislation, (c) the Agreed Upon Procedures Reports are provided for their information (but without creating any duty or liability to them on our part) solely for the purpose of advising you in connection with your procedures as defined in Appendix 1 to this acknowledgement letter and (d) if they place reliance on the Agreed Upon Procedures Reports they will do so at their own risk and have no recourse to the Deloitte parties ((a) to (d) together the “Recipient Obligations”). Each Client party accepts responsibility for any non-compliance with the Recipient Obligations by any of its own Affiliate Parties.

14.	In the event that the Joint Arrangers or the Managers shall furnish Form ABS-15G as required by Rule 15Ga-2 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), the Joint Arrangers or the Managers shall include in such form the electronic copy of any report issued by Deloitte under the Engagement Letter that is provided by Deloitte to the Joint Arrangers or the Managers, in its entirety.

15.	To the extent that the Joint Arrangers maintain the secure password-protected Internet Web site required under Rule 17g-5 of the Exchange Act (“Rule 17g-5”) (the “17g-5 Website”), the Joint Arrangers shall request from Deloitte the electronic pdf copy of Deloitte’s executed Form ABS Due Diligence-15E applicable to the services performed by Deloitte under the Engagement Letter (such form, including, without limitation, any attachments thereto, the “Form 15E”). The Joint Arrangers shall provide access to the electronic copy of such Form 15E in its entirety, solely to Nationally Recognized Statistical Rating Organizations (as defined in rules promulgated by the Securities and Exchange Commission (the “SEC”)) (“NRSROs”) that have access to the 17g- 5 Website by posting such Form 15E to the 17g-5 Website.

16.	The Joint Arrangers and the Managers acknowledge and agree that, and our Asset Agreed Upon Procedures Report will state that, the services and procedures performed by Deloitte under the Engagement Letter are not intended to satisfy any criteria for due diligence published by any NRSRO.

17.	The Joint Arrangers and the Managers acknowledge and understand that Deloitte will not consent to be a named expert in any filing with the SEC under the Securities Act of 1933, as amended, the Exchange Act, or otherwise.

18.	This supplement, and all matters arising hereunder or relating hereto (whether in contract, statute, tort (such as negligence), or otherwise) shall be governed by, and construed in accordance with, English law and the Courts of England and Wales shall have exclusive jurisdiction to settle any dispute that may arise in connection with this supplement and our relationship (including all contractual and non-contractual rights and obligations arising out of or relating thereto). Each party irrevocably waives any right it may have to object to an action being brought in any of those Courts, to claim that the action has been brought in an inconvenient forum or to claim that those Courts do not have jurisdiction. This provision will apply to the fullest extent of the law, whether in contract, statute, tort (such as negligence), or otherwise.

19.	The aggregate liability arising from or in any way in connection with the Asset Agreed Upon Procedures shall not exceed £7,000,000 (seven million pounds sterling), provided that the aggregate liability of Deloitte to the Issuer, the Seller and the other Parties (and/or their Affiliates) under this acknowledgment letter in respect of any loss arising out of the Asset Agreed Upon Procedures and the same procedures being carried out for the Issuer, the Seller and such other Parties (and/or their Affiliates) pursuant to the Engagement Letter and the UK engagement letter dated 12 October 2022, shall not exceed £7,000,000 (seven million pounds sterling). For the avoidance of doubt, this liability cap does not apply to the OC Agreed Upon Procedures.

This supplement and Appendix 1 (the “Supplement”) attached hereto and made a part hereof, and the Engagement Letter between the Issuer, the Seller and Deloitte, which is also made a part hereof, constitute the entire agreement among the Parties with respect to the engagement and the addition of the Joint Arrangers and the Managers as specified recipients to the Agreed Upon Procedures Reports referred to above and supersede all other prior and contemporaneous agreements or understandings among the Parties, whether written or oral, relating to the engagement and the addition of the Joint Arrangers and the Managers as specified recipients of such reports.

Accepted and agreed to by Lloyds Bank Corporate Markets plc and each of the Managers in Appendix 2 to the terms set out in this Supplement:

By:	/s/Gary Staines

Printed Name:	GARY STAINES

Title:	Director, Securitized Products Group

Date:	13/10/2022

Accepted and agreed to by Citigroup Global Markets Limited:

By:	/s/Tom Heslop

Printed Name:	Tom Heslop

Title:	Director

Date:	15/11/22

APPENDIX 1

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ASSET AGREED UPON PROCEDURES

These procedures were established with the Issuer and the Seller, and the appropriateness of the procedures is solely the responsibility of the Issuer, the Seller, the Joint Arrangers and the Managers as discussed above. The Issuer and the Seller shall be solely responsible for providing accurate and complete information requested by Deloitte necessary to perform the Agreed Upon Procedures set forth in Appendix 1. Deloitte has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and/or the Seller, even if Deloitte had reason to know or should have known of such inaccuracy or incompleteness.

The Seller provided the data file ‘[filename.xls]’ (the “First Pool Run”) pseudonymised account numbers corresponding to each loan in the Loan Pool as at [date] (the “Cut-off Date”).

A random sample of [x] loans was selected from the First Pool Run using the sampling approach below (the “Sample”).

The Seller then provided the data file ‘[filename.xls]’ containing information for each loan in the Sample (the “Sample Pool”) as at the Cut-off Date.

We have carried out the Agreed Upon Procedures on the Sample Pool during the period [DATE].

The sampling approach

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.18 under the pool agreed upon procedures section below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the application form, offer, land registry print, valuation report, completion letter, certificate of title, mortgage deed, income confirmation, credit search, the borrowers system (the “WIN XCEL system”), the MSP loan origination system (the “Archive Retrieval System”) and UFSS, the primary system of record (the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

1.	Pool agreed upon procedures

For each loan in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

For the purposes of this report, the failure of a single attribute is termed an error.

1.1.	Borrower Name(s)

1.1.1	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.1.2	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the application form or the Archive Retrieval System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the application form or the Archive Retrieval System., [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.1.3	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the offer, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.1.4	For each loan shown in the Sample Pool, we confirmed whether the borrower name(s) substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower name(s) substantially agreed to the land registry print or mortgage deed, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.2	Property address

For new build properties, we were instructed by the Issuer to assume that differences between the property address in the Sample Pool and the loan documentation should not be considered to be errors, as it can be expected that the property address can change as a mortgage progresses from application to completion.

1.2.1	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.2.2	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the offer. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the offer, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.2.3	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the valuation report or the Archive Retrieval System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the valuation report or the Archive Retrieval System., [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.2.4	For each loan shown in the Sample Pool, we confirmed whether the property address substantially agreed with that shown on the land registry print or mortgage deed. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address substantially agreed to the land registry print or mortgage deed, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.3	Loan Origination Date

For each loan in the Sample Pool, we confirmed whether the date of origination agreed to within +7 days with that shown on the completion letter, certificate of title or the Archive Retrieval System. We found that the origination date agreed, to within +7 days, with that shown on the completion letter, certificate of title or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.4	Property tenure

For each loan shown in the Sample Pool, we confirmed whether the property tenure agreed to that shown on the valuation report, the land registry print or the Archive Retrieval System. We found that the property tenure agreed to that shown on the valuation report, land registry print or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.5	Amount advanced

For each loan shown in the Sample Pool, we confirmed whether the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System. We found that the amount advanced agreed to that shown on the offer, completion letter or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.6	Original Term

For each loan shown in the Sample Pool, we confirmed whether the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System. We found that the original term agreed to Loan Term A for the primary account, shown on the offer, WIN XCEL system or the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.7	Valuation Amount

For each loan shown in the Sample Pool, we confirmed whether the valuation amount agreed to that shown on the valuation report or the Archive Retrieval System. Where there had been an updated valuation carried out, we checked that the valuation amount shown on the Sample Pool agreed with that shown on the System. We found that the valuation amount agreed to that shown on the valuation report, the Archive Retrieval System or the System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.8	Valuation Date

For each loan shown in the Sample Pool, we confirmed whether the valuation date agreed to that shown on the valuation report or the Archive Retrieval System, to within ± 1 month. Where there had been an updated valuation carried out, we checked that the valuation date shown on the Sample Pool agreed with that shown on the System. We found that the valuation date agreed to that shown on the valuation report or the Archive Retrieval System or the System to within ± 1 month, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.9	Income Confirmation

For each loan shown in the Sample Pool, flagged as owner occupied, we confirmed whether there was evidence on the loan file that income confirmation had been obtained, where required. Evidence is defined as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans flagged as Buy To Let, we confirmed whether income confirmation had been obtained or a rental income was shown in the valuation report or tenancy agreement. We found that income confirmation had been obtained as detailed above, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.10	Document signatories

1.10.1	For each loan shown in the Sample Pool, we confirmed whether the application form or mortgage deed had been signed in the space designated for the borrower(s). We found that the application form or mortgage deed had been signed in the space designated for the borrower(s), [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.10.2	For each loan shown in the Sample Pool, we confirmed whether the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System. We found that the valuation report had been signed in the space designated for the surveyor or a valuer’s panel number was present in the Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.11	Loan Purpose

For each loan in the Sample Pool, we confirmed whether the loan purpose agreed with that shown on the offer or Archive Retrieval System. Where loans had been subject to an internal remortgage, we confirmed whether the loan purpose agreed with that shown on the System. We found that the loan purpose agreed with that shown on the offer or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.12	Repayment Type

For each loan in the Sample Pool, we confirmed whether the repayment type agreed with that shown on the offer or Archive Retrieval System. We found that the repayment type agreed with that shown on the offer or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.13	Interest Rate

For each loan in the Sample Pool, we confirmed whether the interest rate agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate agreed with that shown on the offer, System or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.14	Interest Rate Index

For each loan in the Sample Pool, we confirmed whether the interest rate index agreed with that shown on the offer or Archive Retrieval System. We found that the interest rate index agreed with that shown on the offer or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.15	Interest Rate Margin

For each loan in the Sample Pool, we confirmed whether the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System. We found that the interest rate margin agreed with that shown on the offer, System or Archive Retrieval System, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.16	Credit search

For each loan shown in the Sample Pool, we confirmed whether a credit score was evident, or a credit search had been completed in the names of the borrower(s). We found that a credit score or credit search had been completed in the names of the borrower(s), [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.17	Current balance

For each loan shown in the Sample Pool, we confirmed whether the current balance agreed to that shown on the System as at the Cut-off Date. We found that the current balance agreed to that shown on the System as at the Cut-off Date, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

1.18	Arrears balance

For each loan shown in the Sample Pool, we confirmed whether the arrears balance agreed to that shown on the System as at the Cut-off Date. We found that the arrears balance agreed to that shown on the System as at the Cut-off Date, [except for x cases/with no exception].

As a result of the procedure performed there is a 99% confidence that not more than x% of the First Pool Run contained errors.

2.	Agreed upon Procedures non-statistical factual findings

[No.] loans in the Sample Pool did not have CCJ and Bankruptcy information populated. For the remaining [No.] loans in the Sample Pool we carried out the following agreed upon procedures. We have reported our findings on an error-only basis.

2.1.1	For each loan shown in the Sample Pool, we confirmed whether the number of County Court Judgements (“CCJs”) agreed with that shown on the credit search or the Archive Retrieval System. We found that the number of CCJs agreed to that shown on the credit search or the Archive Retrieval System, [except for x cases/with no exception].

2.1.2	For each loan shown in the Sample Pool that had CCJs, we confirmed whether the value of CCJs agreed with that shown on the credit search or the Archive Retrieval System. We found that the value of CCJs agreed to that shown on the credit search or the Archive Retrieval System, [except for x cases/with no exception].

2.1.3	For each loan in the Sample Pool, we confirmed whether the bankruptcy status agreed to the credit search or the Archive Retrieval System. We found that the bankruptcy status agreed to the credit search or the Archive Retrieval System, [except for x cases/with no exception].

APPENDIX 2

Names of the other Managers

(Subject always to compliance with the requirements of Paragraph 2 of the Underwriters Supplement)

None Advised

Appendix ii

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Appendix iii

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